Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Purchase obligations under "take or pay" arrangements

Year ended December 31,	RMB	US$
2015	1,685,906	271,719
2016	1,411,888	227,555
2017	1,528,575	246,362
2018	2,346,437	378,177
2019	1,402,903	226,107
Thereafter	6,730,900	1,084,824
Total	15,106,609	2,434,744